Related party transactions - SeaMex Limited (Details)		1 Months Ended			12 Months Ended
	Mar. 10, 2015 USD ($)	Jul. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 facility	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)		Nov. 30, 2016 USD ($)
Related Party Transaction [Line Items]
Debt outstanding					$ 8,701,000,000	$ 9,608,000,000
Additional investment in equity method investment					0	16,000,000	$ 210,000,000	[1]
Maximum guarantee					4,111,000,000	5,680,000,000
SeaMex Limited
Related Party Transaction [Line Items]
Consideration receivable	$ 162,000,000	$ 162,000,000
Equity Method Investee | SeaMex Limited
Related Party Transaction [Line Items]
Interest income, related party					28,000,000	18,000,000	17,000,000
Outstanding balance							51,000,000
Equity Method Investee | SeaMex Limited | Drilling units
Related Party Transaction [Line Items]
Maximum guarantee					30,000,000	30,000,000
Equity Method Investee | Unsecured bonds | SeaMex Limited
Related Party Transaction [Line Items]
Loans receivable, related parties					$ 20,000,000
Percentage contribution of facility to related party					50.00%
Equity Method Investee | Unsecured bonds | LIBOR | SeaMex Limited
Related Party Transaction [Line Items]
Loan receivable basis spread on variable rate (as percent)					6.50%
Equity Method Investee | SeaMex Limited
Related Party Transaction [Line Items]
Management service agreement termination notice period					60 days
Other revenues					$ 9,000,000	7,000,000	11,000,000
Debt, face amount			$ 250,000,000
Number of credit facilities | facility				2
Debt outstanding					250,000,000	250,000,000
Accrued interest forgiven							10,000,000
Loan to related party					$ 45,000,000		45,000,000		$ 45,000,000
Equity Method Investee | SeaMex Limited | LIBOR
Related Party Transaction [Line Items]
Loan receivable basis spread on variable rate (as percent)									6.50%
Equity Method Investee | SeaMex Limited | Revolving Credit Facility
Related Party Transaction [Line Items]
Debt, face amount			20,000,000
Equity Method Investee | SeaMex Limited | Medium-term Notes
Related Party Transaction [Line Items]
Debt, face amount			$ 230,000,000
Equity Method Investee | SeaMex Limited | Medium-term Notes | LIBOR
Related Party Transaction [Line Items]
Basis spread on variable rate (as percent)			6.50%
Equity Method Investee | Seadrill Jack Up Operations De Mexico
Related Party Transaction [Line Items]
Ownership (as percent)					100.00%
Equity Method Investee | Seadrill Jack Up Operations De Mexico | Vessel and rig operating expenses
Related Party Transaction [Line Items]
Related party expense					$ (5,000,000)	(5,000,000)	(10,000,000)
Equity Method Investee | Sapura
Related Party Transaction [Line Items]
Interest income, related party					$ 4,000,000	$ 2,100,000	1,500,000
Equity Method Investee | Fintech
Related Party Transaction [Line Items]
Additional investment in equity method investment							$ 19,000,000
Ownership interest (as percent)							50.00%
Minimum | Equity Method Investee
Related Party Transaction [Line Items]
Management fee (as percent)					4.50%
Minimum | Equity Method Investee | Seadrill Jack Up Operations De Mexico
Related Party Transaction [Line Items]
Management fee (as percent)					4.85%
Maximum | Equity Method Investee
Related Party Transaction [Line Items]
Management fee (as percent)					8.00%
Maximum | Equity Method Investee | Seadrill Jack Up Operations De Mexico
Related Party Transaction [Line Items]
Management fee (as percent)					8.00%

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